Shareholder Report, Average Annual Return (Details) 1014045_Franklin Systematic Style Premia ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	75 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Systematic Style Premia ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Systematic Style Premia ETF (NAV)
Average Annual Return, Percent	13.73%	8.63%	4.00%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.20%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	0.31%	0.90%
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	4.00%	3.34%	2.77%